Accounts Receivable (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Credit Loss [Abstract]
Accounts receivable	$ 805,350	$ 1,727,645
Allowance for doubtful accounts	(805,350)
Accounts receivable, net		$ 1,727,645